Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Auditors remuneration [Line Items]
Audit fees	€ 33	€ 35
Audit-related service fees	11	10
Tax		1
Total	44	45
Pricewater-houseCoopers Accountants N.V. (NL) [Member]
Auditors remuneration [Line Items]
Audit fees	4	10
Audit-related service fees		1
Total	€ 4	€ 12